OMM debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Aug. 27, 2020
Debt Disclosure [Abstract]
Secured Debt, Current	$ 0	$ 1,121,000	$ 1,100,000
Short-term Debt, Percentage Bearing Fixed Interest Rate	1.68%
Debt Instrument, Fee Amount	$ 118,000